Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Product Information [Line Items]
Allowance for doubtful accounts receivable	$ 232,374		$ 0	$ 232,374		$ 0
Holdback receivables percentage	55.00%			55.00%		55.00%
Holdback receivables, allowance for doubtful accounts	$ 1,300,855			$ 1,300,855
Holdback receivables, net	2,350,060		162,226	2,350,060		$ 1,043,991
Advertising and marketing cost	1,873,612	$ 17,163,099	194,679	18,525,288	$ 34,376,380	47,164,700
Depreciation	1,117	1,036		3,334	4,649	5,686
Deferred revenue	0		0	$ 0		$ 0
Restocking fee				20.00%		20.00%
Refunds payable	34,673		207,599	$ 34,673		$ 213,930
Chargebacks payable	381,640		100,350	$ 381,640		$ 118,288
Convertible common stock shares				1,336,163		36,700.00
Hold receivables	0		0	$ 0		$ 1,300,855
Gain on disposal of assets					$ 28,397	$ 28,397
Average rate of return percentage						17.00%
Refund reserve						$ 1,292,475
Average rate of return percentage						9.00%
Average rate of chargebacks						8.00%
Income tax examination likelihood						greater than 50% likelihood
3 Largest Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage						95.00%
3 Largest Suppliers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage						95.00%
Minimum [Member]
Product Information [Line Items]
Holdback receivables percentage	0.00%			0.00%		0.00%
Maximum [Member]
Product Information [Line Items]
Holdback receivables percentage	10.00%			10.00%		10.00%